Revenue from Contracts with Customers, Revenue by Operating Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	$ 47,231	$ 49,995	$ 49,557
Mortgage banking	2,715	3,017	4,350
Insurance	378	429	1,049
Net gains (losses) from trading activities	993	602	542
Net gains (losses) on debt securities	140	108	479
Net gains (losses) from equity securities	2,843	1,515	1,779
Lease income	1,612	1,753	1,907
Other income of the segment	3,181	2,473	1,603
Total noninterest income	37,832	36,413	38,832
Total income	85,063	86,408	88,389
Service charges on deposit accounts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	4,798	4,716	5,111
Trust and investment fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	14,072	14,509	14,495
Brokerage advisory, commissions and other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	9,237	9,436	9,358
Trust and investment management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	3,038	3,316	3,372
Investment banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,797	1,757	1,765
Card fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	4,016	3,907	3,960
Other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	3,084	3,384	3,557
Lending related charges and fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,379	1,526	1,568
Cash network fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	452	481	506
Commercial real estate brokerage commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	358	468	462
Wire transfer and other remittance fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	474	477	448
All other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	421	432	573
Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	(2,115)	(2,355)	(2,552)
Mortgage banking	8	7	7
Insurance	(41)	(48)	(50)
Net gains (losses) from trading activities	1	1	0
Net gains (losses) on debt securities	0	0	0
Net gains (losses) from equity securities	0	0	0
Lease income	0	0	0
Other income of the segment	(316)	(301)	(308)
Total noninterest income	(3,156)	(3,232)	(3,149)
Total income	(5,271)	(5,587)	(5,701)
Other [Member] | Service charges on deposit accounts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(15)	(15)	(16)
Other [Member] | Trust and investment fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(2,777)	(2,861)	(2,766)
Other [Member] | Brokerage advisory, commissions and other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(1,932)	(1,929)	(1,848)
Other [Member] | Trust and investment management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(840)	(932)	(917)
Other [Member] | Investment banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(5)	0	(1)
Other [Member] | Card fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(4)	(4)	(4)
Other [Member] | Other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(12)	(11)	(12)
Other [Member] | Lending related charges and fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(7)	(6)	(8)
Other [Member] | Cash network fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Other [Member] | Commercial real estate brokerage commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Other [Member] | Wire transfer and other remittance fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(4)	(4)	(4)
Other [Member] | All other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(1)	(1)	0
Community Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	27,610	29,219	28,658
Mortgage banking	2,307	2,659	3,895
Insurance	44	83	139
Net gains (losses) from trading activities	24	28	(251)
Net gains (losses) on debt securities	51	(3)	709
Net gains (losses) from equity securities	2,155	1,505	1,455
Lease income	0	0	0
Other income of the segment	2,726	3,117	1,734
Total noninterest income	17,706	17,694	18,360
Total income	45,316	46,913	47,018
Community Banking [Member] | Service charges on deposit accounts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,823	2,641	2,909
Community Banking [Member] | Trust and investment fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,643	2,762	2,660
Community Banking [Member] | Brokerage advisory, commissions and other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,931	1,887	1,830
Community Banking [Member] | Trust and investment management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	805	910	889
Community Banking [Member] | Investment banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(93)	(35)	(59)
Community Banking [Member] | Card fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	3,655	3,543	3,613
Community Banking [Member] | Other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,278	1,359	1,497
Community Banking [Member] | Lending related charges and fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	239	278	311
Community Banking [Member] | Cash network fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	452	478	498
Community Banking [Member] | Commercial real estate brokerage commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	1
Community Banking [Member] | Wire transfer and other remittance fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	274	264	239
Community Banking [Member] | All other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	313	339	448
Wholesale Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	17,699	18,690	18,810
Mortgage banking	412	362	458
Insurance	303	312	872
Net gains (losses) from trading activities	915	516	701
Net gains (losses) on debt securities	89	102	(232)
Net gains (losses) from equity securities	416	293	116
Lease income	1,612	1,753	1,907
Other income of the segment	(570)	(322)	114
Total noninterest income	9,978	10,016	11,190
Total income	27,677	28,706	30,000
Wholesale Banking [Member] | Service charges on deposit accounts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,974	2,074	2,201
Wholesale Banking [Member] | Trust and investment fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,667	2,545	2,654
Wholesale Banking [Member] | Brokerage advisory, commissions and other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	292	317	304
Wholesale Banking [Member] | Trust and investment management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	486	445	523
Wholesale Banking [Member] | Investment banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,889	1,783	1,827
Wholesale Banking [Member] | Card fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	359	362	345
Wholesale Banking [Member] | Other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,801	2,019	2,054
Wholesale Banking [Member] | Lending related charges and fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,139	1,247	1,257
Wholesale Banking [Member] | Cash network fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	3	8
Wholesale Banking [Member] | Commercial real estate brokerage commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	358	468	461
Wholesale Banking [Member] | Wire transfer and other remittance fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	196	209	204
Wholesale Banking [Member] | All other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	108	92	124
Wealth and Investment Management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	4,037	4,441	4,641
Mortgage banking	(12)	(11)	(10)
Insurance	72	82	88
Net gains (losses) from trading activities	53	57	92
Net gains (losses) on debt securities	0	9	2
Net gains (losses) from equity securities	272	(283)	208
Lease income	0	0	0
Other income of the segment	1,341	(21)	63
Total noninterest income	13,304	11,935	12,431
Total income	17,341	16,376	17,072
Wealth and Investment Management [Member] | Service charges on deposit accounts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	16	16	17
Wealth and Investment Management [Member] | Trust and investment fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	11,539	12,063	11,947
Wealth and Investment Management [Member] | Brokerage advisory, commissions and other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	8,946	9,161	9,072
Wealth and Investment Management [Member] | Trust and investment management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,587	2,893	2,877
Wealth and Investment Management [Member] | Investment banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	6	9	(2)
Wealth and Investment Management [Member] | Card fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	6	6	6
Wealth and Investment Management [Member] | Other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	17	17	18
Wealth and Investment Management [Member] | Lending related charges and fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	8	7	8
Wealth and Investment Management [Member] | Cash network fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Wealth and Investment Management [Member] | Commercial real estate brokerage commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Wealth and Investment Management [Member] | Wire transfer and other remittance fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	8	8	9
Wealth and Investment Management [Member] | All other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	$ 1	$ 2	$ 1